BLUE CREATION BLUE CREATION (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Cash	1,430
Deferred income tax asset	1,049
Property and equipment	7,244
Identifiable intangible assets	45,700
Goodwill	50,642
Other working capital	(7,417)
Long-term obligations	(1,147)
Fair value of net assets acquired	97,501
The following table summarizes the final values assigned to the assets acquired at the acquisition date:

$
Assets acquired
Inventory	604
Property and equipment	175
Identifiable intangible assets	1,160
Goodwill	1,206
Fair value of net assets acquired	3,145

The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	3,563
Accounts receivable	237
Other assets	111
Identifiable intangible assets	2,540
Goodwill	920
7,371
Liabilities assumed
Accounts payable and accrued liabilities	392
Deferred income taxes	534
Fair value of net assets acquired	6,445
The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	1,852
Accounts receivable	1,754
Inventory	2,375
Other assets	124
Identifiable intangible assets	3,926
Goodwill	1,782
11,813
Liabilities assumed
Accounts payable and accrued liabilities	1,458
Deferred income taxes	1,228
Fair value of net assets acquired	9,127

The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

	€	$
Assets acquired
Cash	214	241
Accounts receivable	1,026	1,156
Prepaids and other assets	107	120
Property and equipment	1,041	1,173
Identifiable intangible assets	5,071	5,713
Goodwill	9,922	11,179
	17,381	19,582
Liabilities assumed
Accounts payable and accrued liabilities	1,715	1,932
Deferred income tax	1,690	1,905
Fair value of net assets acquired	13,976	15,745
The following table summarizes the final values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Accounts receivable	551
Prepaid and other assets	59
Inventory	133
Property and equipment	1,388
Identifiable intangible assets	5,499
Goodwill	3,706
11,336
Liabilities assumed
Accounts payable and accrued liabilities	1,034
Deferred revenue	78
Fair value of net assets acquired	10,224
The following table summarizes the final values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	3,139
Accounts receivable	2,795
Prepaid and other assets	270
Inventory	75
Property and equipment	275
Identifiable intangible assets	50,231
Goodwill	45,593
102,378
Liabilities assumed
Accounts payable and accrued liabilities	4,437
Deferred revenue	172
Deferred income tax	6,181
Fair value of net assets acquired	91,588

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	$
Customer relationships	9 years	26,270
Existing technology	3 years	10,210
Brand	13 years	9,220
		45,700

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer Relationships	5 years	640
Existing Technology	3 years	410
Backlog	11 months	110
		1,160

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	3.5 years	2,090
Existing technology	4 years	450
		2,540
The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	5 years	2,640
Existing technology	4 years	973
In-process research and development		313
		3,926

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	€	$
Customer relationships	11 years	3,379	3,807
Existing technology	4.5 years	1,692	1,906
		5,071	5,713
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	$
Brand	20 years	1,169
Customer relationships	10 years	2,352
Existing technology	5 years	1,978
		5,499
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	$
Brand	20 years	4,820
Customer relationships	12 years	34,571
Existing technology	4 years	3,411
In-process research and development	8 years	7,429
		50,231